Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary equity, shares outstanding		0	188
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	834,903	405,212	25,760
Common stock, shares outstanding	834,896	405,205	25,760
Treasury stock shares	7	7	0
Series A Preferred Stock [Member]
Preferred stock, shares authorized	8,635	8,635	8,635
Preferred stock, shares issued	50	50	8,635
Preferred stock, shares outstanding	50	50	8,635
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5,062	5,062	5,062
Preferred stock, shares issued	5,062	5,062	5,062
Preferred stock, shares outstanding	5,062	5,062	5,062